OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES	12 Months Ended
Dec. 31, 2015
OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES [Abstract]
OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES

NOTE 5:-   OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES

	December 31,
	2015	2014

Prepaid expenses and advanced payments	$5,407	$2,359
Government authorities	4,695	2,076
Deposits with escrow agent (see also Note 1b4)	1,760	1,760
Other receivables	576	1,038

	$12,438	$7,233